Maturities of certain current assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Maturities of certain current assets and liabilities
Schedule of maturities of certain current assets and liabilities

	Due within	Due after
December 31, 2017	one year	one year	Total
Construction contract assets	$104.5	$23.8	$128.3
Inventories	52.0	44.5	96.5
Non-financial assets	110.9	14.3	125.2
Non-financial liabilities	209.2	—	209.2
Construction contract liabilities	243.3	15.6	258.9

	Due within	Due after
December 31, 2016	one year	one year	Total
Construction contract assets	$85.3	$—	$85.3
Inventories	64.1	33.5	97.6
Non-financial assets	100.5	23.7	124.2
Non-financial liabilities	12.9	—	12.9
Construction contract liabilities	282.4	10.6	293.0